Note 8 - Stock Incentive Plan (Details Textual) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 67,757
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	299 days
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 140,131	$ 74,706